Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9 — Fair Value Measurements

Investments held in Trust Account

The following table presents information about the Company’s assets and liabilities that are measured at fair value on June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$36,801,181	$36,801,181	—	—
	$36,801,181	$36,801,181	—	—
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$168,759,775	$168,759,775	—	—
	$168,759,775	$168,759,775	—	—

Underwriters’ over-allotment option

The Company accounted for the over-allotment option as a liability in accordance with ASC 815-40 and presented it within liabilities on the balance sheet before the option was partially settled on January 11, 2022. The over-allotment liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of over-allotment units in the statement of operations.

The Company used a Black Scholes model to value the over-allotment option. The over-allotment option was classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its shares of Class A common stock based on historical volatility that matches the expected remaining life of the option. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the option. The expected life of the option is assumed to be equivalent to its remaining contractual term.

The key inputs into the Black Scholes model for the over-allotment liability were as follows at January 11, 2022, the date of the partial exercise of the overallotment option:

January 11, 2022
Input
Risk-free interest rate	0.04%
Expected term (years)	0.07
Expected volatility	11.26%
Exercise price	$10.00
Unit Price	$9.98

The following table sets forth a summary of the changes in the fair value of the Level 3 over-allotment liability for the year ended December 31, 2022:

Over-allotment Liability

Fair value as of December 31, 2021	$252,331
Change in fair value at January 11, 2022	$(15,119)
Fair value of forfeited overallotment units at January 11, 2022	$(79,071)
Elimination of overallotment liability at January 11, 2022	$(158,141)
Fair value as of December 31, 2022	$—

Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account	$168,759,775	$168,759,775	—	—
	$168,759,775	$168,759,775	—	—
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account	$151,500,227	$151,500,227	—	—
	$151,500,227	$151,500,227	—	—
Liabilities:
Over-allotment option	$252,331	—	—	$252,331
	$252,331	—	—	$252,331

The over-allotment option was accounted for as a liability in accordance with ASC 815-40 and is presented within liabilities on the balance sheet as of December 31, 2021. The over-allotment liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of over-allotment units in the statements of operations.

The Company used a Black Scholes model to value the over-allotment option. The over-allotment option was classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the option. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the option. The expected life of the option is assumed to be equivalent to its remaining contractual term.

The key inputs into the Black Scholes model for the over-allotment liability were as follows at December 31, 2021 and January 11, 2022, the date of the partial exercise of the overallotment option:

Input	December 31, 2021
Risk-free interest rate	0.06%
Expected term (years)	0.10
Expected volatility	11.72%
Exercise price	$10.00
Unit Price	$9.93
Input	January 11, 2022
Risk-free interest rate	0.04%
Expected term (years)	0.07
Expected volatility	11.26%
Exercise price	$10.00
Unit Price	$9.98

The following table sets forth a summary of the changes in the fair value of the Level 3 over-allotment liability for the period from April 5, 2021 (inception) through December 31, 2022:

Over-allotment Liability
Fair value of over-allotment liability at April 5, 2021 (inception)	$—
Initial fair value of over-allotment liability upon issuance at IPO	194,269
Change in fair value	58,062
Fair value as of December 31, 2021	252,331
Change in fair value at January 11, 2022	(15,119)
Fair value of forfeited overallotment units at January 11, 2022	(79,071)
Elimination of overallotment liability at January 11, 2022	(158,141)
Fair value as of December 31, 2022	$—